Schedule of Investments (unaudited) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.8%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$540	$598,541
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,320	1,467,603
Series D, Sub Lien, 7.00%, 10/01/51	4,335	5,101,341
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	855	999,555
Series B1, (AGM), 3.00%, 06/01/50	2,375	2,490,639
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,776,481
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	770	788,334

		13,222,494

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	25	25,040

Arizona — 2.6%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	225	241,801
Series A, 5.00%, 07/01/39	190	202,040
Series A, 5.00%, 07/01/49	210	220,872
Series A, 5.00%, 07/01/54	165	172,908
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(a)	1,185	1,319,699
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	113,438
5.00%, 05/15/56	400	445,384
Industrial Development Authority of the City of Phoenix, RB
5.00%, 07/01/59	465	554,201
Series A, 5.00%, 07/01/46(a)	1,825	2,004,835
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(a)	275	302,437
Industrial Development Authority of the County of Pima, RB(a)
5.00%, 06/15/47	325	332,088
5.00%, 07/01/49	350	367,833
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	100	117,092
5.00%, 07/01/54(a)	210	238,608
Series A, 4.13%, 09/01/38	820	962,590
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,381,425
Salt Verde Financial Corp., RB
5.00%, 12/01/32	5,635	7,445,300
5.00%, 12/01/37	2,000	2,790,160

		19,212,711

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	3,305	3,632,063

Security	Par (000)	Value

California — 7.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	$350	$353,574
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,315	3,661,242
California Health Facilities Financing Authority, Refunding RB
5.00%, 08/01/50	1,000	1,216,260
Series A, 5.00%, 07/01/33	1,765	1,937,211
Series A, 4.00%, 03/01/39	890	997,619
Series A, 4.00%, 04/01/45	1,220	1,411,674
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	861,931
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	205	222,985
Series A, 5.25%, 08/15/49	510	548,959
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	2,130	2,220,355
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(a)	1,700	1,922,071
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	2,015	2,234,877
Series I, 5.50%, 11/01/31	3,100	3,480,277
Series I, 5.50%, 11/01/33	1,500	1,682,085
Series I, 5.00%, 11/01/38	1,065	1,178,827
California Statewide Communities Development Authority, Refunding RB(a)
Series A, 5.00%, 06/01/36	990	1,125,006
Series A, 5.00%, 06/01/46	1,220	1,364,106
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/31	375	500,078
Series A, AMT, 5.00%, 05/15/32	450	598,630
Series A, AMT, 5.00%, 05/15/33	445	587,307
Series A, AMT, 5.00%, 05/15/34	465	611,331
Series A, AMT, 5.00%, 05/15/35	735	963,379
Series A, AMT, 5.00%, 05/15/38	315	410,363
Series A, AMT, 5.00%, 05/15/39	340	441,969
Series A, AMT, 5.00%, 05/15/40	715	927,255
Series A, AMT, 5.00%, 05/15/41	765	989,619
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	620	641,632
Series A-1, 5.25%, 06/01/47	590	612,060
Series A-2, 5.00%, 06/01/47	4,725	4,889,855
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	2,155	2,429,224
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	3,905	4,291,283
Series J, 5.25%, 05/15/38	1,110	1,211,476
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	2,000	2,378,260
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	720	789,696
Series A, AMT, 5.25%, 05/01/33	560	610,238
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/33	3,000	2,408,760
Series B, Election 2010, 0.00%, 08/01/43	2,500	1,513,475

1

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, 3.00%, 12/01/46	$550	$593,967
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	490	559,310
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	830	936,198

		56,314,424

Colorado — 1.9%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,915	2,509,129
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	250	262,220
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	1,750	1,952,930
Series A, AMT, 5.50%, 11/15/28	500	559,805
Series A, AMT, 5.50%, 11/15/30	225	251,568
Series A, AMT, 5.50%, 11/15/31	270	301,687
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(c)	1,835	1,045,546
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	320	352,307
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	425	466,710
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,945	2,228,036
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,526,267
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	495	509,108
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	650	697,515
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,405	1,636,994

		14,299,822

Connecticut — 0.6%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	365	439,427
Series A, 4.00%, 05/01/39	230	275,073
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,435	4,085,589

		4,800,089

Delaware — 0.2%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,260	1,445,321

District of Columbia — 2.9%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	11,500	11,834,535
District of Columbia, Refunding RB
5.00%, 04/01/35	465	559,744
5.00%, 10/01/48	2,525	3,013,890
Series A, 6.00%, 07/01/23(b)	820	919,171
District of Columbia, TA, 5.13%, 06/01/41	690	692,553
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	2,195	2,268,598
Series B, Subordinate, 4.00%, 10/01/49	1,995	2,277,073

		21,565,564

Security	Par (000)	Value

Florida — 6.1%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	$215	$261,756
Series A-1, 5.00%, 10/01/33	240	290,966
Series A-1, 5.00%, 10/01/34	240	289,598
Series A-1, 5.00%, 10/01/35	80	96,247
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(a)	190	200,399
Series A, 5.00%, 12/15/49	140	154,298
Series A, 5.00%, 12/15/54	125	137,628
Celebration Pointe Community Development District, SAB(a)
5.00%, 05/01/32	215	239,547
5.00%, 05/01/48	530	574,266
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,650,854
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	575	658,312
Series A, AMT, 4.00%, 10/01/49	330	376,886
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,000	1,010,190
County of Miami-Dade Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	355	423,288
Series A, 4.00%, 10/01/38	355	422,077
Series A, 4.00%, 10/01/39	265	313,845
Series A, AMT, 5.00%, 10/01/22(b)	2,165	2,297,628
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(b)	500	557,920
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	7,515	8,445,432
Series A, 5.50%, 10/01/42	2,125	2,359,281
Series B, AMT, 6.00%, 10/01/26	590	664,305
Series B, AMT, 6.00%, 10/01/27	775	872,263
Series B, AMT, 6.25%, 10/01/38	310	348,437
Series B, AMT, 6.00%, 10/01/42	410	459,930
County of Miami-Dade Seaport Department, Refunding RB, Series D, AMT, 6.00%, 10/01/26	735	827,566
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	1,665	733,249
Series A-2, 0.00%, 10/01/47	1,610	682,640
Series A-2, 0.00%, 10/01/48	1,135	463,477
Series A-2, 0.00%, 10/01/49	935	367,642
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	240	271,754
Series A, 5.00%, 06/15/50	795	888,182
Series A, 5.00%, 06/15/55	475	530,328
AMT, 5.00%, 05/01/29(a)	180	194,243
Series A, AMT, 5.00%, 08/01/29(a)(d)	100	103,749
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	105	114,991
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,170	1,303,637
Jacksonville Port Authority, Refunding ARB, AMT, 5.00%, 11/01/22(b)	1,665	1,774,923
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	180	201,956
5.38%, 05/01/47	185	205,313

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	$40	$40,450
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(b)	4,250	4,350,470
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,110,720
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	288,668
4.00%, 05/01/50	260	273,525
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,585	1,743,341
Sarasota County Florida Utility System Revenue, RB
Series A, 5.00%, 10/01/45	475	615,871
Series A, 5.00%, 10/01/50	715	917,717
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	1,670	1,057,991
Village Community Development District No.10, SAB, 5.13%, 05/01/43	675	700,576
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,930	2,405,803

		45,274,135

Georgia — 3.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	715	827,384
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	390	454,584
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	795	797,011
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	540	747,441
Series A, 5.00%, 05/15/36	540	755,363
Series A, 5.00%, 05/15/37	595	841,015
Series A, 5.00%, 05/15/38	325	464,795
Series A, 5.00%, 05/15/49	7,195	10,819,409
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	3,585	4,042,443
4.00%, 01/01/59	3,525	3,926,427
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,360	1,533,618

		25,209,490

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,155,010
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	275,317
AMT, 5.25%, 08/01/26	810	891,705

		2,322,032

Idaho — 0.2%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	605	697,892
Series 2017, 5.00%, 12/01/46	805	971,240

		1,669,132

Illinois — 11.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	405	505,995
Series A, 5.00%, 12/01/38	200	248,610
Series A, 5.00%, 12/01/39	100	124,259

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO (continued)
Series A, 5.00%, 12/01/40	$310	$382,990
Series A, 5.00%, 12/01/41	210	258,602
Series C, 5.25%, 12/01/35	2,790	3,112,942
Series D, 5.00%, 12/01/46	3,605	3,957,062
Series H, 5.00%, 12/01/36	495	587,120
Series H, 5.00%, 12/01/46	215	249,333
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,215	1,423,336
Series D, 5.00%, 12/01/27	1,600	1,959,616
Series D, 5.00%, 12/01/31	150	178,590
Series F, 5.00%, 12/01/22	880	937,094
Series F, 5.00%, 12/01/23	290	320,366
Series G, 5.00%, 12/01/34	710	844,410
Series G, 5.00%, 12/01/44	150	174,455
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,010	1,110,879
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,035	1,240,147
Chicago Transit Authority Sales Tax Receipts Fund,
RB, 5.25%, 12/01/21(b)	6,290	6,449,200
Chicago Transit Authority, Refunding RB, Second
Series, (AGM-CR), 5.00%, 06/01/28	3,000	3,007,620
City of Chicago Illinois Wastewater Transmission
Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,410,172
City of Chicago Illinois Waterworks Revenue,
Refunding RB, 2nd Lien, 5.00%, 11/01/42	500	527,910
Cook County Community College District No. 508, GO
5.50%, 12/01/38	2,670	2,912,810
5.25%, 12/01/43	3,850	4,127,854
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	480	534,643
Series A, 6.00%, 08/15/41	3,305	3,345,123
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/21(b)	305	311,686
Series A, 4.00%, 05/15/50	600	697,896
Series C, 5.00%, 02/15/41	1,600	1,896,352
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,420	1,812,942
Series C, 5.00%, 01/01/37	3,005	3,458,004
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	280	326,920
Series A, 5.00%, 06/15/57	2,745	3,266,632
Metropolitan Pier & Exposition Authority, RB, CAB,
(BAM-TCRS), 0.00%, 12/15/56(c)	2,165	747,791
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,705	3,075,179
Metropolitan Pier & Exposition Authority, Refunding RB, CAB(c)
Series B, (AGM), 0.00%, 06/15/43	5,700	3,100,629
Series B, (AGM), 0.00%, 06/15/44	2,980	1,567,033
Series B, 0.00%, 12/15/54	3,020	1,000,858
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	2,765	2,765,000
State of Illinois, GO
5.25%, 02/01/31	730	800,598
5.25%, 02/01/32	2,500	2,736,275
5.50%, 07/01/33	3,000	3,259,170
5.00%, 03/01/37	455	468,454
5.50%, 07/01/38	620	670,629
5.00%, 02/01/39	1,640	1,780,417

3

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
Series A, 5.00%, 04/01/35	$3,500	$3,705,030
Series A, 5.00%, 04/01/38	5,020	5,295,397
Series C, 4.00%, 11/01/43	440	497,319
Series D, 5.00%, 11/01/28	505	612,419
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	180	220,428
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,360	1,518,318

		85,522,514

Indiana — 2.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,090	1,202,957
AMT, 7.00%, 01/01/44	4,625	5,144,619
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	4,530	4,604,790
Series A, AMT, 5.00%, 07/01/40	375	403,264
Series A, AMT, 5.00%, 07/01/44	625	669,331
Series A, AMT, 5.00%, 07/01/48	2,075	2,237,555
Series A, AMT, 5.25%, 01/01/51	560	609,902
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(b)	2,030	2,099,101
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,780	1,911,328

		18,882,847

Iowa — 1.2%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	1,270	1,372,680
Series B, 5.25%, 12/01/50(d)	4,855	5,290,542
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	2,425	2,488,147

		9,151,369

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	475	511,423

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	1,385	1,496,146
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(c)	5,000	4,887,750
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(g)	1,655	1,989,873

		8,373,769

Louisiana — 0.8%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,125,030
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	435	436,053
Series A, 5.25%, 05/15/32	1,540	1,606,220
Series A, 5.25%, 05/15/33	1,675	1,747,042
Series A, 5.25%, 05/15/35	955	1,034,761

		5,949,106

Security	Par (000)	Value

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/21(b)	$680	$684,039

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	135	143,917
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	455	549,003

		692,920

Massachusetts — 0.9%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,975	2,282,053
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	594,694
5.00%, 01/01/45	375	420,581
Series A, 4.00%, 07/01/44	685	768,392
Massachusetts Housing Finance Agency, RB, M/F Housing, Series D-1, 2.55%, 12/01/50	420	424,948
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	1,220	1,555,475
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	301,227

		6,347,370

Michigan — 1.8%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	6,750	7,118,955
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36.	5	5,024
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/44	1,110	1,365,011
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(b)	275	289,289
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	895	1,038,665
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	1,100	1,378,245
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,680	2,021,477

		13,216,666

Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,790	2,177,195
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	7,760	8,802,245
Series A, 5.25%, 02/15/53	2,230	2,732,352
Series A, 5.25%, 02/15/58	1,435	1,758,392

		15,470,184

Mississippi — 0.2%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40.	1,190	1,361,443
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	260	288,322

		1,649,765

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 1.6%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(e)(f)	$6,000	$2,130,000
Health & Educational Facilities Authority of the State of Missouri Refunding RB, Series A, 4.00%, 07/01/40	1,830	2,195,268
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	3,180	3,674,490
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	345	370,302
Series A, 4.00%, 07/01/46	655	775,055
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	975	1,120,451
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	465	469,459
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	480	483,989
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	572,775

		11,791,789

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	125	130,699

Nebraska — 0.5%
Central Plains Energy Project, RB
5.25%, 09/01/37	1,155	1,225,432
5.00%, 09/01/42	2,025	2,141,215

		3,366,647

New Hampshire(a) — 0.6%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43(d)	170	177,084
Series B, 4.63%, 11/01/42	2,350	2,460,638
Series B, AMT, 3.75%, 07/01/45(d)	270	281,723
Series C, AMT, 4.88%, 11/01/42	1,260	1,325,659

		4,245,104

New Jersey — 13.1%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,390	2,590,378
5.25%, 11/01/44	2,250	2,421,427
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,830	2,161,376
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	645	12,900
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	560	639,162
4.00%, 11/01/39	450	512,388
5.00%, 06/15/49	2,535	3,068,567
Series EEE, 5.00%, 06/15/43	3,710	4,499,933
Series EEE, 5.00%, 06/15/48	4,020	4,795,498
AMT, 5.13%, 09/15/23	2,485	2,641,431
AMT, (AGM), 5.00%, 01/01/31	530	584,468
AMT, 5.38%, 01/01/43	1,500	1,659,060
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,570	1,810,650

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/31	$775	$956,497
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	7,475	8,234,834
5.75%, 04/01/31	705	746,376
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	682,430
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series A, (HUD SECT 8), 2.30%, 11/01/40	1,150	1,136,384
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	2,930	3,524,087
Series A, 5.50%, 06/15/21(b)	575	576,144
Series A, 5.00%, 06/15/28	500	594,350
Series AA, 5.50%, 06/15/39	3,845	4,208,160
Series AA, 5.00%, 06/15/44	2,085	2,267,994
Series AA, 4.00%, 06/15/45	855	978,736
Series AA, 5.00%, 06/15/45	415	469,718
Series B, 5.25%, 06/15/36	3,480	3,486,264
Series BB, 4.00%, 06/15/50	1,645	1,839,965
Series BB, 5.00%, 06/15/50	5,395	6,405,645
Series S, 5.25%, 06/15/43	1,145	1,429,235
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(b)	770	810,525
Series A, 4.00%, 01/01/42	800	957,184
Series A, 4.00%, 01/01/48	1,190	1,361,015
Series E, 5.00%, 01/01/45	2,810	3,211,577
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	735	803,149
State of New Jersey, GO
Series A, 4.00%, 06/01/31	620	776,240
Series A, 3.00%, 06/01/32	1,430	1,666,651
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,605	1,976,927
Series A, 5.25%, 06/01/46	4,415	5,325,638
Sub-Series B, 5.00%, 06/01/46	12,780	14,998,352

		96,821,315

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	111,753

New York — 14.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	565,235
City of New York, GO
Series C, 5.00%, 08/01/42	1,870	2,396,554
Series D-1, 4.00%, 03/01/44	515	603,024
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	525	527,515
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(b)	500	511,635
Series B, 5.25%, 11/15/38	3,305	3,732,369
Series B, 5.25%, 11/15/39	910	1,026,762
Series C, 4.00%, 11/15/33	100	106,723
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/22	400	427,380
Series C-1, 5.00%, 11/15/25	100	119,350

5

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 5.00%, 11/15/26	$65	$79,379
Series C-1, 4.75%, 11/15/45	6,795	8,246,072
Series C-1, 5.00%, 11/15/50	575	707,227
Series C-1, 5.25%, 11/15/55	845	1,055,312
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,090	1,251,832
Series A, 4.00%, 07/01/50	1,175	1,379,838
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	3,375	3,466,429
Series C-1A, 4.20%, 11/01/44	3,000	3,129,900
Series H, 2.55%, 11/01/45	925	933,223
Series I-1, (FHA), 2.65%, 11/01/50	7,135	7,182,234
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D-1-B, (FHA 542 (C)), 2.50%, 11/01/55	1,500	1,492,245
New York City Industrial Development Agency, Refunding RB (AGM),
3.00%, 03/01/49	2,060	2,193,076
3.00%, 03/01/49	1,645	1,703,776
Series A, Class A, (AGM), 3.00%, 01/01/37	235	255,602
Series A, Class A, (AGM), 3.00%, 01/01/39	235	253,899
Series A, Class A, (AGM), 3.00%, 01/01/40	165	178,215
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	5,000	5,869,400
Sub-Series E-1, 5.00%, 02/01/42	3,450	3,555,018
Series C, Subordinate, 4.00%, 05/01/45	1,200	1,416,108
Sub-Series C-1, Subordinate, 4.00%, 05/01/40	480	575,875
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,400	3,451,204
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	6,110	6,752,772
Series 2, Class 2, 5.15%, 11/15/34	470	531,810
Series 2, Class 2, 5.38%, 11/15/40	1,175	1,334,001
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,225	1,421,257
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	1,530	1,899,296
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,945	2,440,489
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	2,200	2,236,894
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	3,110	3,610,368
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	8,750	10,295,337
Series A, 3.00%, 03/15/50	1,420	1,515,467
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,600	1,800,848
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	640	809,280
AMT, 5.00%, 10/01/40	1,825	2,275,994
AMT, 4.00%, 04/30/53	425	483,884
Port Authority of New York & New Jersey, ARB 4.00%, 09/01/45	2,500	2,913,050

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB (continued) 4.00%, 09/01/49	$1,500	$1,739,370
Port Authority of New York & New Jersey, Refunding ARB, AMT, 4.00%, 07/15/40	1,350	1,612,251
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,085	1,272,054
Series A, 5.00%, 11/15/54	935	1,186,730
Series A, 5.00%, 11/15/56	1,640	2,098,118
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,023	1,139,207
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	240	261,960

		108,022,848

North Carolina — 0.7%
County of Union North Carolina Enterprise System Revenue, RB, 3.00%, 06/01/51	2,255	2,441,556
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	125	141,006
Series A, 5.00%, 10/01/40	190	231,810
Series A, 4.00%, 10/01/45	565	632,196
Series A, 5.00%, 10/01/45	340	411,961
Series A, 4.00%, 10/01/50	145	161,650
Series A, 5.00%, 10/01/50	380	453,427
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	590	907,739

		5,381,345

North Dakota — 0.2%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,035	1,264,811

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	315	370,887
Series A-2, Class 1, 4.00%, 06/01/38	315	369,756
Series A-2, Class 1, 4.00%, 06/01/39	315	368,641
Series A-2, Class 1, 4.00%, 06/01/48	825	952,644
Series B-2, Class 2, 5.00%, 06/01/55	8,295	9,601,214
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	483,106
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	435	524,593
Series A, 6.13%, 07/01/22(b)	55	58,555
Series A, 6.13%, 07/01/40	865	907,714
Series A, 4.00%, 12/01/49	555	646,403
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	2,415	2,828,689
Series A, 3.75%, 08/15/50	1,155	1,309,862
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,060	1,183,766
Ohio Turnpike & Infrastructure Commission, RB,
Series A-1, Junior Lien, 5.25%, 02/15/31	2,885	3,130,052
State of Ohio, RB, AMT, 5.00%, 06/30/53	870	979,942

		23,715,824

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma — 1.3%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	$400	$475,884
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,225	2,710,428
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,230	2,505,985
Series C, 4.00%, 01/01/42	2,120	2,419,874
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	1,435	1,579,992

		9,692,163

Oregon — 0.6%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	1,445	813,824
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	470	295,329
Oregon State Facilities Authority, RB, (AGM), 5.00%, 07/01/22(b)	715	752,380
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,980	2,469,912

		4,331,445

Pennsylvania — 3.0%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
5.00%, 05/01/42	420	477,662
Subordinate, 5.00%, 05/01/28	80	91,693
Subordinate, 5.13%, 05/01/32	100	118,233
Subordinate, 5.38%, 05/01/42	145	169,073
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,586,625
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	1,530	1,671,846
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	885	928,126
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	1,350	1,646,177
Series A, 4.00%, 09/01/49	615	685,301
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	3,680	4,267,328
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	511,262
Pennsylvania Higher Educational Facilities Authority, RB
4.00%, 08/15/44	1,150	1,337,174
4.00%, 08/15/49	2,545	2,946,321
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,535	1,761,750
Subordinate, 4.00%, 12/01/46	2,500	2,899,725

		22,098,296

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	715	733,175
5.63%, 05/15/43	1,755	1,775,797
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB Series A, Senior Lien, 5.00%, 07/01/33	4,655	4,832,961

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB (continued) Series A, Senior Lien, 5.13%, 07/01/37	$1,335	$1,387,172
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,224	5,856,209
Series A-1, Restructured, 5.00%, 07/01/58	15,367	17,481,960
Series A-2, Restructured, 4.33%, 07/01/40	2,333	2,587,880
Series A-2, Restructured, 4.78%, 07/01/58	3,256	3,658,376
Series B-1, Restructured, 4.75%, 07/01/53	164	183,467
Series B-2, Restructured, 4.78%, 07/01/58	159	178,560
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	12,023	3,899,299

		42,574,856

Rhode Island — 2.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	320	342,365
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,690	1,933,647
Series A, 5.00%, 06/01/40	950	1,058,272
Series B, 4.50%, 06/01/45	6,550	7,098,759
Series B, 5.00%, 06/01/50	4,880	5,454,522

		15,887,565

South Carolina — 5.9%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/26	1,810	1,999,977
Series A, AMT, 6.00%, 07/01/38	1,155	1,280,179
Series A, AMT, 5.50%, 07/01/41	1,000	1,096,430
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	3,295	3,676,627
South Carolina Jobs-Economic Development Authority, RB(a)
5.00%, 01/01/40	385	404,920
5.00%, 01/01/55	335	342,541
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,710	3,218,504
Series A, 5.00%, 05/01/43	2,430	2,910,314
Series A, 5.00%, 05/01/48	4,620	5,459,685
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	1,085	1,285,969
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,810	5,454,203
Series E, 5.50%, 12/01/53	2,040	2,270,520
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,755	2,001,876
Series A, 5.00%, 12/01/55	465	530,863
Series C, 5.00%, 12/01/46	1,795	2,031,922
Series E, 5.25%, 12/01/55	3,750	4,383,825
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 2.45%, 07/01/51	5,000	4,922,550

		43,270,905

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	1,295	1,506,914

7

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 4.4%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	$1,910	$2,063,430
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	170	193,064
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,760	2,212,725
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	740	876,841
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	445	485,451
Series A, 5.25%, 10/01/58	3,840	4,579,123
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(d)	15,000	17,849,100
Tennessee Housing Development Agency, RB, S/F Housing, 2.45%, 07/01/50	4,000	4,037,000

		32,296,734

Texas — 7.1%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	380	360,149
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,390	2,759,614
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	505	543,168
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39.	665	759,350
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	2,070	2,252,408
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	117,116
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	595	653,280
Series A, AMT, 5.00%, 07/01/27	100	117,027
Series A, AMT, 6.63%, 07/15/38	150	150,969
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,260	1,573,387
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	254,684
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)	980	999,237
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,800,975
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	630	697,681
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	2,300	1,109,911
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/36	13,075	5,859,431
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(c)	4,750	2,210,555
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	800,131
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(c)	10,540	5,680,006
New Hope Cultural Education Facilities Finance Corp., RB(a) Series A, 5.13%, 08/15/47	1,085	1,089,123

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB(a) (continued) Series A, 5.00%, 08/15/50	$180	$188,435
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	3,620	3,667,350
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	640	344,864
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,185	3,611,472
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	940	1,024,309
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,370	1,694,950
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,955	6,050,005
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	102,578
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	975	1,102,306
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,715	2,003,051
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/40	500	233,565
0.00%, 08/01/41	2,000	884,680
0.00%, 08/01/42	2,345	988,980

		52,684,747

Utah — 0.5%
County of Utah, RB
Series A, 4.00%, 05/15/43	240	285,367
Series A, 3.00%, 05/15/50	1,085	1,153,029
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	995	1,164,329
Series A, AMT, 5.00%, 07/01/48	955	1,130,959
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(a)	100	108,028
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(a)	135	154,964

		3,996,676

Vermont — 0.7%
Vermont Educational & Health Buildings Financing Agency, Refunding RB
5.00%, 11/01/49	1,915	2,408,936
4.00%, 11/01/50	1,725	2,004,864
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	400	416,388

		4,830,188

Virginia — 1.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	405	411,950
Series A, 5.13%, 03/01/31	790	799,986
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	865	939,528
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45	305	332,188
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	805	827,717
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,010	1,020,413

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F Housing, Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	$1,520	$1,537,677
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	2,005	2,105,370
AMT, Senior Lien, 6.00%, 01/01/37	3,440	3,634,429

		11,609,258

Washington — 2.7%
City of Bellingham Washington Water & Sewer Revenue, RB, 5.00%, 08/01/36	5,050	5,090,652
Grant County Public Utility District No.2 Priest Rapids Hydroelectric Project, Refunding RB, Series A, 5.00%, 01/01/26(b)	2,335	2,807,464
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,615	1,903,940
Series C, AMT, 5.00%, 04/01/40	1,050	1,184,557
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	3,160	3,436,279
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	375	423,233
Washington State Housing Finance Commission, RB, M/F Housing, 3.50%, 12/20/35	1,980	2,302,659
Washington State Housing Finance Commission, Refunding RB(a)
5.00%, 01/01/43	1,000	1,147,220
5.00%, 01/01/48	1,405	1,601,180

		19,897,184

West Virginia — 0.1%
City of Martinsburg West Verginia, RB, M/F Housing, Series A-1, 4.63%, 12/01/43	570	591,723

Wisconsin — 0.3%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	205	246,839
Series A, 5.00%, 07/01/55(a)	120	129,949
Series A-1, 4.50%, 01/01/35(a)	210	239,648
Public Finance Authority, Refunding RB(a)
5.25%, 05/15/52	735	803,803
5.00%, 09/01/54	115	117,061
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	707,170

		2,244,470

Total Municipal Bonds — 121.6% (Cost: $818,963,691)		897,809,548

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	3,358	3,862,198
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	4,050	4,732,101
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	1,839	2,110,537

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	$3,344	$4,007,545
Series A, 5.00%, 10/01/43	4,725	5,669,811

		20,382,192

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	2,463	3,004,008
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(i)	3,920	4,439,518
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,310,540

		8,754,066

Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,216	1,448,109

District of Columbia — 1.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	2,361	2,672,748
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	6,986	7,925,097

		10,597,845

Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(i)	5,672	6,519,071

Georgia — 0.9%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	4,396	4,970,985
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,582	1,713,595

		6,684,580

Idaho — 0.7%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	4,800	5,425,584

Illinois — 0.9%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(b)	4	4,320
Series C, 4.00%, 02/15/41	1,540	1,722,111
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	4,244	4,881,334

		6,607,765

Iowa — 0.4%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	2,730	3,021,782

Massachusetts — 2.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,238	2,495,191
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,979	5,895,229
Massachusetts Housing Finance Agency, RB, Series A-1, (FHA), 3.10%, 06/01/60	2,643	2,754,242

9

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	$1,273	$1,378,484
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(b)	3,181	3,238,281

		15,761,427

Michigan — 1.4%
Michigan Finance Authority, RB, 4.00%, 02/15/47	4,376	5,022,659
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	5,000	5,520,249

		10,542,908

Nevada — 0.6%
Las Vegas Valley Water District, Refunding GO, Series C, 5.00%, 06/01/28	4,200	4,200,000

New Jersey — 0.7%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	1,804	1,934,697
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(i)	3,481	3,491,934

		5,426,631

New York — 12.5%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(i)	2,380	2,966,004
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(i)	1,216	1,222,149
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	5,270	5,879,528
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	3,020	3,254,256
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 06/15/21(b)	2,999	3,081,347
Series FF, 5.00%, 06/15/45	2,499	2,616,097
Series HH, 5.00%, 06/15/31(i)	9,150	9,166,379
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	21,419	21,978,448
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	12,821	13,098,265
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,459	1,692,315
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47.	6,576	7,679,482
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,164	3,654,611
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	7,217	8,306,182
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	2,818	3,216,271
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,600	4,271,184

		92,082,518

Security	Par (000)	Value

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency,
Refunding RB, Series B, 5.00%, 10/01/25(b)	$3,540	$4,237,876
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	2,238	2,476,343

		6,714,219

Pennsylvania — 3.0%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(i)	7,498	8,666,678
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	7,079	8,603,990
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, (AGM), 5.00%, 06/01/35	3,110	3,816,748
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,193,342

		22,280,758

Rhode Island — 1.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(b)	1,695	1,775,953
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	5,571	6,129,968

		7,905,921

Texas — 3.9%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	4,322	4,555,112
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	3,440	3,709,799
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	2,241	2,307,809
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(b)	4,800	4,895,952
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	1,814	1,987,377
Series A, (GNMA), 3.75%, 09/01/49	1,814	1,987,377
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	7,600	9,013,068

		28,456,494

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB(i)
Series A, Senior Lien, 5.50%, 07/01/57	4,553	5,717,178
Series A, Senior Lien, 4.00%, 07/01/60	5,115	5,946,853
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,320	6,161,784

		17,825,815

West Virginia — 0.6%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(i)	4,222	4,728,101

Wisconsin — 1.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	3,072	3,431,790

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	$2,658	$2,951,453
Series A, 4.45%, 05/01/57	3,322	3,689,316

		10,072,559

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.0% (Cost: $275,245,277)		295,438,345

Total Long-Term Investments — 161.6% (Cost: $1,094,208,968)		1,193,247,893

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	2,637,291	2,637,818

Total Short-Term Securities — 0.4% (Cost: $2,637,818)		2,637,818

Total Investments — 162.0% (Cost: $1,096,846,786)		1,195,885,711

Other Assets Less Liabilities — 1.6%		12,234,961

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.6)%		(167,045,026)

VMTP Shares at Liquidation Value — (41.0)%		(302,671,068)

Net Assets Applicable to Common Shares — 100.0%		$738,404,578

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2025 to November 15, 2051, is $41,049,661.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$14,396,675	$—	$(11,758,949	)(a)	$523	$(431)	$2,637,818	2,637,291	$874	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Notes	242	09/21/21	$31,899	$(15,543)
U.S. Long Bond	143	09/21/21	22,330	(69,474)

				$(85,017)

11

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$897,809,548	$—	$897,809,548
Municipal Bonds Transferred to Tender Option Bond Trusts	—	295,438,345	—	295,438,345
Short-Term Securities
Money Market Funds	2,637,818	—	—	2,637,818

	$2,637,818	$1,193,247,893	$—	$1,195,885,711

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(85,017)	$—	$—	$(85,017)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(166,989,683)	$—	$(166,989,683)
VMTP Shares at Liquidation Value	—	(302,700,000)	—	(302,700,000)

	$—	$(469,689,683)	$—	$(469,689,683)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

Portfolio Abbreviation (continued)

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) May 31, 2021	BlackRock Municipal Income Trust II (BLE)

Portfolio Abbreviation (continued)

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

13